UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ X]; Amendment Number:
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    American Investment Services, Inc.
Address: PO Box 1000
         Great Barrington, MA  01230

13F File Number:  028-12178

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Seth L. Hoffman
Title:     Vice President
Phone:     413-528-1216

Signature, Place, and Date of Signing:

      /s/  Seth L. Hoffman     Great Barrington, MA     May 13, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $45,947 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCOA INC                      COM              013817101      701    95503          SOLE                    95503        0        0
ALTRIA GROUP INC               COM              02209S103      473    29500          SOLE                    29500        0        0
ANGLOGOLD ASHANTI LTD          SPONSORED ADR    035128206      357     9723          SOLE                     9723        0        0
AT&T INC                       COM              00206R102     2246    89146          SOLE                    89146        0        0
BANK OF AMERICA CORPORATION    COM              060505104      755   110637          SOLE                   110637        0        0
BARRICK GOLD CORP              COM              067901108     1952    60208          SOLE                    60208        0        0
CITIGROUP INC                  COM              172967101      580   229265          SOLE                   229265        0        0
COVIDIEN LTD                   COM              G2552X108      238     7168          SOLE                     7168        0        0
DNP SELECT INCOME FD           COM              23325P104     3734   549181          SOLE                   549181        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109      581    26020          SOLE                    26020        0        0
EXXON MOBIL CORP               COM              30231G102      477     7005          SOLE                     7005        0        0
GENERAL ELECTRIC CO            COM              369604103      851    84222          SOLE                    84222        0        0
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106      275    24214          SOLE                    24214        0        0
GOLDCORP INC NEW               COM              380956409      854    25632          SOLE                    25632        0        0
ISHARES COMEX GOLD TR          ISHARES          464285105     4824    53370          SOLE                    53370        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      591    23822          SOLE                    23822        0        0
ISHARES TR                     COHEN&ST RLTY    464287564      353    12725          SOLE                    12725        0        0
ISHARES TR                     BARCLYS 1-3 YR   464287457      805     9552          SOLE                     9552        0        0
ISHARES TR                     BARCLYS TIPS BD  464287176      713     6939          SOLE                     6939        0        0
ISHARES TR                     RUSSELL1000GRW   464287614      866    24682          SOLE                    24682        0        0
ISHARES TR                     RUSSELL1000VAL   464287598      833    20430          SOLE                    20430        0        0
ISHARES TR                     RSSL MCRCP IDX   464288869      206     7826          SOLE                     7826        0        0
ISHARES TR                     S&P500 GRW       464287309     1121    26789          SOLE                    26789        0        0
ISHARES TR                     S&P 500 VALUE    464287408     1075    28898          SOLE                    28898        0        0
ISHARES TR                     S&P EURO PLUS    464287861      217     8484          SOLE                     8484        0        0
ISHARES TR                     S&P SMLCP VALU   464287879      830    21343          SOLE                    21343        0        0
ISHARES TR                     RUSSELL 2000     464287655      290     6900          SOLE                     6900        0        0
ISHARES TR                     MSCI EAFE IDX    464287465      405    10764          SOLE                    10764        0        0
NEWMONT MINING CORP            COM              651639106     1200    26820          SOLE                    26820        0        0
PFIZER INC                     COM              717081103     4383   321786          SOLE                   321786        0        0
PHILIP MORRIS INTL INC         COM              718172109     1026    28838          SOLE                    28838        0        0
RIO TINTO PLC                  SPONSORED ADR    767204100      524     3907          SOLE                     3907        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     1551    17183          SOLE                    17183        0        0
VANGUARD INDEX FDS             GROWTH ETF       922908736      878    23505          SOLE                    23505        0        0
VANGUARD INDEX FDS             REIT ETF         922908553      877    36126          SOLE                    36126        0        0
VANGUARD INDEX FDS             SM CP VAL ETF    922908611     1250    35951          SOLE                    35951        0        0
VANGUARD INDEX FDS             VALUE ETF        922908744     2225    65725          SOLE                    65725        0        0
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858      416    17663          SOLE                    17663        0        0
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858      226     9801          SOLE                     9801        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     4188   138687          SOLE                   138687        0        0